Liquidity, Financial Condition and Management's Plans (Details Narrative) (10K) - USD ($)			1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 06, 2016	Jun. 06, 2016	Jun. 30, 2016	Jun. 28, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Proceeds from warrant exercises				$ 91,765	$ 91,765		$ 91,765
Net cash used in operating activities					90,727	$ 354,308	828,459	796,532
Net loss					35,195,544	2,039,341	44,265,276	10,047,036
Cash					4,341	$ 62,560	95,068	124,535	$ 5,403
Working capital deficiency					6,100,000		45,300,000
Fair value of derivative liabilities					$ 5,100,000		23,200,000
Fair value adjustments for derivative liability shortfall of shares							$ (14,915,419)
December 2016 Notes [Member]
Debt face amount	$ 220,002
Loan amount	200,002
Cancellation of promissory notes previously issued	$ 10,000
Securities Purchase Agreement [Member]
Warrants exercise for cash, shares			68,750
Proceeds from warrant exercises			$ 92,000
Securities Purchase Agreement [Member] | Junior Notes [Member]
Original issue discount		20.00%
Debt face amount		$ 125,000
Debt instrument, description		The Company received $100,000 after giving effect to the 20% original issue discount.
Securities Purchase Agreement [Member] | Junior Notes [Member] | After 20% OID Percentage [Member]
Debt face amount		$ 100,000
Securities Purchase Agreement [Member] | Maximum [Member] | Junior Notes [Member]
Convertible notes payable		$ 375,000